Fair value of financial instruments - Sensitivity analysis of valuations using unobservable inputs (Details) - Significant unobservable inputs (Level 3) [member] - Derivatives [member] - Recurring fair value measurement [member] - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Favourable changes [member]
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	£ 903	£ 790
Favourable changes, Equity	3	8
Unfavourable changes [member]
Disclosure of detailed information about financial instruments [line items]
Unfavourable changes, Income Statement	1,171	1,219
Unfavourable changes, Equity	3	8
Corporate debt [member] | Favourable changes [member]
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	16	11
Favourable changes, Equity	0	0
Corporate debt [member] | Unfavourable changes [member]
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	(14)	(16)
Favourable changes, Equity	0	0
Non-asset-backed loans [member] | Favourable changes [member]
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	190	214
Favourable changes, Equity	3	8
Non-asset-backed loans [member] | Unfavourable changes [member]
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	(409)	(492)
Favourable changes, Equity	(3)	(8)
Equity cash products [member] | Favourable changes [member]
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	158	123
Favourable changes, Equity	0	0
Equity cash products [member] | Unfavourable changes [member]
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	(141)	(175)
Favourable changes, Equity	0	0
Private equity investments [member] | Favourable changes [member]
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	199	205
Favourable changes, Equity	0	0
Private equity investments [member] | Unfavourable changes [member]
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	(227)	(235)
Favourable changes, Equity	0	0
Other [member] | Favourable changes [member]
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	21	1
Favourable changes, Equity	0	0
Other [member] | Unfavourable changes [member]
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	(21)	(1)
Favourable changes, Equity	0	0
Interest rate derivatives [member] | Favourable changes [member]
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	82	44
Favourable changes, Equity	0	0
Interest rate derivatives [member] | Unfavourable changes [member]
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	(123)	(127)
Favourable changes, Equity	0	0
Foreign exchange derivatives [member] | Favourable changes [member]
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	6	5
Favourable changes, Equity	0	0
Foreign exchange derivatives [member] | Unfavourable changes [member]
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	(11)	(7)
Favourable changes, Equity	0	0
Credit derivatives [member] | Favourable changes [member]
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	55	73
Favourable changes, Equity	0	0
Credit derivatives [member] | Unfavourable changes [member]
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	(44)	(47)
Favourable changes, Equity	0	0
Equity derivatives [member] | Favourable changes [member]
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	174	114
Favourable changes, Equity	0	0
Equity derivatives [member] | Unfavourable changes [member]
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	(179)	(119)
Favourable changes, Equity	0	0
Commodity derivatives [member] | Favourable changes [member]
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	2	0
Favourable changes, Equity	0	0
Commodity derivatives [member] | Unfavourable changes [member]
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	(2)	0
Favourable changes, Equity	£ 0	£ 0